Taxes (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Income before IRPJ and CSLL	R$ 3,246,659	R$ 2,907,234	R$ 2,489,724
(-) Equity in income	(239,997)	(281,202)	(307,809)
Income after IRPJ and CSLL	3,006,662	2,626,032	2,181,915
Tax expense (income) at applicable tax rate	(1,022,265)	(892,851)	(741,851)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Interest on equity (JSCP)	374,000	300,220	325,720
Dividends	126	388	453
Nondeductible expenses	(9,428)	(24,957)	(22,701)
Tax incentives	3,355	4,251	9,905
Unrecognized tax loss and negative basis of CSLL	(24,443)	(17,878)	(24,345)
Difference between tax bases of deemed profit and taxable profit	58,627	(29,949)	18,844
Effect of non taxable monetary variation (Selic) on undue tax payments	34,055	48,918	87,207
Other tax effects for reconciliation between accounting profit and tax expense (income)	8,355	12,423	(7,289)
Tax expense (income)	R$ (577,618)	R$ (599,435)	R$ (354,057)
Average effective tax rate	19.20%	22.80%	16.20%